CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 3,516	$ 193,085	$ (160,205)	$ 12,150	$ 48,546
Balance (in shares) at Dec. 31, 2008	24,205,350
Subscription of warrants		262			262
Issuance of ordinary shares on exercise of stock -options	3	26			29
Issuance of ordinary shares on exercise of stock -options (in shares)	20,000
Issuance of ordinary shares on vesting of free shares	21	(21)			0
Issuance of ordinary shares on vesting of free shares (in shares)	117,250
Stock-based compensation expense		5,146			5,146
Net loss			(11,439)		(11,439)
Foreign currency translation adjustment				2,319	2,319
Comprehensive loss					(9,120)
Balance at Dec. 31, 2009	3,540	198,498	(171,644)	14,469	44,863
Balance (in shares) at Dec. 31, 2009	24,342,600
Subscription of warrants		224			224
Issuance of ordinary shares on exercise of stock -options	11	470			481
Issuance of ordinary shares on exercise of stock -options (in shares)	63,000
Issuance of ordinary shares on vesting of free shares	38	(38)			0
Issuance of ordinary shares on vesting of free shares (in shares)	240,050
Stock-based compensation expense		3,308			3,308
Net loss			(8,975)		(8,975)
Foreign currency translation adjustment				(3,596)	(3,596)
Comprehensive loss					(12,571)
Balance at Dec. 31, 2010	3,589	202,462	(180,619)	10,873	36,305
Balance (in shares) at Dec. 31, 2010	24,645,650
Subscription of warrants		200			200
Issuance of ordinary shares on exercise of stock -options	8	88			96
Issuance of ordinary shares on exercise of stock -options (in shares)	44,200
Issuance of ordinary shares on vesting of free shares	44	(44)			0
Issuance of ordinary shares on vesting of free shares (in shares)	272,400
Stock-based compensation expense		2,783			2,783
Net loss			(8,774)		(8,774)
Foreign currency translation adjustment				(816)	(816)
Comprehensive loss					(9,590)
Balance at Dec. 31, 2011	$ 3,641	$ 205,489	$ (189,393)	$ 10,057	$ 29,794
Balance (in shares) at Dec. 31, 2011	24,962,250